Mezzanine Equity	12 Months Ended
Jun. 30, 2024
Mezzanine Equity [Abstarct]
Mezzanine Equity
(17)	Mezzanine Equity

On February 6, 2024, the Company issued 1,995,810 ordinary shares to New Dragon Group (Far East) Limited (“New Dragon” or the “Holder”) in exchange for US$6,253,538 (approximately RMB44,968) investment in the Company. In 30 days following the expiration of lock-up period of four years, both the Holder and the Company have the option to request to repurchase the shares at 1.2 times of the purchase price paid by New Dragon. The ordinary shares issued to New Dragon features the investor’s put right that is considered to be outside of the Company’s control and subject to the Holder’s option and the occurrence of uncertain future events such as the future trend of the stock price of the Company.

The Group accounted for these redeemable ordinary shares in accordance with ASC 480 “Distinguishing Liabilities from Equity” and recorded such ordinary shares in mezzanine equity between total liabilities and equity, as temporary equity in the Company’s consolidated balance sheets.

Given the redemption of these redeemable ordinary shares are subject to the option of the Holder after the lock-up period, the Group subsequently assessed that it is probable that these redeemable ordinary shares will become currently redeemable, and the Group elects to consistently using interest method to accrete changes in the redemption value to the redemption amount over the period from the date of issuance which is the same date that it becomes probable that these shares will become redeemable to the expiration date of the lock-up period. The subsequent increase in the carrying amount of these redeemable ordinary shares is treated as a dividend to the Holder.

As disclosed in in Note 19, the Group considered the shares of redeemable ordinary shares that are legally issued and outstanding as outstanding in the calculation of the weighted-average number of ordinary shares outstanding since such shares represent ordinary shares in both legal form and substance.